Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Cost method investment, impairment losses	$ 0	$ 0
Restricted cash	122
Long-lived assets, impairment losses	0	0	0
Number of operating segments	1
Goodwill impairment	0	0	0
Intangible assets, impairment loss	0		0
Research and development grants	774	131	257
Allowance for doubtful accounts	462	32
Bad debt expense	456	7	77
Antidilutive shares excluded from computation of earnings per share	530,172	1,034,288	1,211,247
Severance expense (income)	(2)	66	(10)
Liability for unrecognized tax benefits	0	0
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	8 years
Revenue recognition, service term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Revenue recognition, service term	3 years
Covenants Not-To-Compete [Member]
Significant Accounting Policies [Line Items]
Write-off of covenants not-to-compete		$ 502